Deferred Revenue - Summary of Contract Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contract liabilities [abstract]
Non-current	¥ 78	¥ 67
Current	1,608	1,694
Contract liabilities	¥ 1,686	¥ 1,761